LORD ABBETT SERIES FUND, INC.

Growth Opportunities Portfolio

International Core Equity Portfolio

Supplement dated August 24, 2017 to the

Statement of Additional Information dated May 1, 2017

____________________________________________________________

  Effective July 31, 2017, the following paragraph replaces the applicable paragraph in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” beginning on page 5-4 of the statement of additional information (the “SAI”):

Todd D. Jacobson heads International Core Equity Portfolio’s team and is primarily responsible for the day-to-day management of the Fund.

  Effective August 7, 2017, the following paragraph replaces the applicable paragraph in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” beginning on page 5-4 of the SAI:

Jeffrey Rabinowitz heads Growth Opportunities Portfolio’s team and is primarily responsible for the day-to-day management of the Fund.

  Effective July 31, 2017, the following row replaces the applicable row of the corresponding table beginning on page 5-5 of the SAI in the subsection titled “Investment Advisory and Other Services – Portfolio Managers”:

Fund	Name	Other Accounts Managed (# and Total Net Assets+)
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
International Core Equity Portfolio	Todd D. Jacobson[1]	4/$2,455.4	4/$277.4	0/$0
+ Total net assets are in millions. [1] These amounts shown are as of July 31, 2017.

  Effective August 7, 2017, the following row replaces the applicable row of the corresponding table beginning on page 5-5 of the SAI in the subsection titled “Investment Advisory and Other Services – Portfolio Managers”:

Fund	Name	Other Accounts Managed (# and Total Net Assets+)
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Growth Opportunities Portfolio	Jeffrey Rabinowitz[1]	1/$506.5	0/$0	1/$22.7
+ Total net assets are in millions. [1] These amounts shown are as of August 7, 2017.

  Effective July 31, 2017, the following row replaces the applicable row of the corresponding table beginning on page 5-8 of the SAI in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers”:

Fund	Name	Dollar Range of Shares in the Funds
		None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Core Equity Portfolio	Todd D. Jacobson[1]	X
[1] This amount shown is as of July 31, 2017.

  Effective August 7, 2017, the following row replaces the applicable row of the corresponding table beginning on page 5-8 of the SAI in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers”:

Fund	Name	Dollar Range of Shares in the Funds
		None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Growth Opportunities Portfolio	Jeffrey Rabinowitz[1]	X
[1] This amount shown is as of August 7, 2017.

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